Financial instruments - additional disclosures - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 27, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 06, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent liabilities recognised in business combination			$ 470,000,000	$ 510,000,000
Derivative liabilities			4,000,000	15,000,000
Derivative financial instruments			3,000,000	1,000,000
Current derivative financial liabilities			7,000,000	16,000,000
Proceeds from borrowings	$ 750,000,000
Borrowings, interest rate	2.60%
Senior notes due 2030 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from borrowings	$ 750,000,000
Borrowings, interest rate	2.60%
Notional amount	$ 750,000,000
Revolving facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 1,000,000,000.0		$ 1,000,000,000.0
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent			1.00%
Reasonably possible change in risk variable, impact on loss before taxes			$ 14,000,000
Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent			10.00%
Contingent consideration liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Purchases, fair value measurement, liabilities		$ 135,000,000
Contingent consideration liabilities [member] | Level 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Payments			$ 40,000,000	0
Adjustments for changes in assumptions			63,000,000	75,000,000
Purchases, fair value measurement, liabilities			$ 0	$ 135,000,000
Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability			55.00%	70.00%
Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability			100.00%	100.00%
Significant parameters, measurement input [Member] | Contingent consideration liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, liabilities			10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities			10.00%
Increase (decrease) in fair value due to possible increase in unobservable input, recognised in profit or loss, before tax, liabilities			$ 23,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities			23,000,000
Probability of success, measurement input [Member] | Contingent consideration liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in fair value due to possible increase in unobservable input, recognised in profit or loss, before tax, liabilities			24,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities			$ 24,000,000
Long-term financial investments [member] | Pricing, measurement input [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, assets			10.00%
Percentage of reasonably possible decrease in unobservable input, assets			10.00%
Increase (decrease) in fair value due to increase in unobservable input, assets			$ 4,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in other comprehensive income, before tax, assets			$ 4,000,000